American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
June 30, 2026

Short Duration Inflation Protection Bond Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 82.1%
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	14,347,675	14,533,773
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	18,231,750	19,151,576
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27(1)	161,823,284	158,675,038
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	29,542,163	29,050,823
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	32,376,960	32,226,621
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	7,830,522	7,632,546
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	74,997,387	73,804,564
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	57,711,015	56,442,520
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	50,883,768	51,443,307
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	21,168,024	20,598,179
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	121,447,248	121,822,477
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	65,225,691	62,227,530
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	32,544,570	32,326,883
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	8,413,405	7,902,969
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30	50,215,200	49,619,158
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	122,184,701	114,191,945
U.S. Treasury Inflation-Indexed Notes, 1.125%, 10/15/30	58,683,210	56,998,152
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/31	42,398,060	41,090,188
TOTAL U.S. TREASURY SECURITIES (Cost $958,916,772)		949,738,249
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.1%
Private Sponsor Collateralized Mortgage Obligations — 5.1%
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	1,179,727	1,179,128
COLT Mortgage Loan Trust, Series 2026-3, Class A1, VRN, 5.12%, 5/25/71(2)	3,149,312	3,128,897
GS Mortgage-Backed Securities Trust, Series 2026-PJ7, Class A4, SEQ, VRN, 5.50%, 10/25/56(2)	3,460,970	3,455,736
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.32%, 6/25/36	122,479	76,508
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(2)	3,158,201	3,156,847
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(2)	2,184,221	2,183,540
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	1,884,181	1,882,270
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	759,192	757,951
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(2)	1,653	1,648
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(2)	5,590,117	5,527,820
JP Morgan Mortgage Trust, Series 2026-NQM3, Class A1, VRN, 5.48%, 10/25/66(2)	5,899,053	5,890,107
OBX Trust, Series 2025-NQM19, Class A1, VRN, 4.87%, 10/25/65(2)	2,630,910	2,609,620
Provident Funding Mortgage Trust, Series 2025-6, Class A4, SEQ, VRN, 5.00%, 12/25/55(2)	3,767,214	3,720,811
PRPM Trust, Series 2025-NQM6, Class A1, VRN, 4.99%, 12/25/70(2)	3,328,526	3,296,565
PRPM Trust, Series 2026-NQM2, Class A1, VRN, 5.26%, 4/25/71(2)	2,653,576	2,636,003
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(2)	3,794,216	3,740,130
Santander Mortgage Asset Receivable Trust, Series 2026-NQM4, Class A1, VRN, 5.49%, 5/25/66(2)	6,713,311	6,710,529
Sequoia Mortgage Trust, Series 2026-6, Class A4, SEQ, VRN, 5.50%, 6/25/56(2)	5,295,481	5,287,392
SG Residential Mortgage Trust, Series 2026-2, Class A1, VRN, 5.25%, 4/25/66(2)	3,958,838	3,937,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,503,539)		59,179,132
CORPORATE BONDS — 4.4%
Aerospace and Defense — 0.2%
TransDigm, Inc., 6.75%, 8/15/28(2)	2,457,000	2,484,540
Banks — 0.4%
JPMorgan Chase & Co., VRN, 5.00%, 7/22/30	4,390,000	4,420,345

Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(2)	2,200,000	2,162,803
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(2)	1,175,000	1,198,104
		3,360,907
Building Products — 0.2%
Builders FirstSource, Inc., 4.25%, 2/1/32(2)	3,020,000	2,815,292
Capital Markets — 0.3%
State Street Corp., VRN, 3.03%, 11/1/34	4,155,000	3,905,528
Construction Materials — 0.1%
Quikrete Holdings, Inc., 6.375%, 3/1/32(2)	1,385,000	1,414,995
Diversified Telecommunication Services — 0.3%
Space Exploration Technologies Corp., 5.35%, 7/15/31(2)	2,950,000	2,943,073
Electric Utilities — 0.2%
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(2)	1,715,000	1,699,995
Electrical Equipment — 0.0%
WESCO Distribution, Inc., 5.25%, 4/15/31(2)	451,000	447,499
Health Care Providers and Services — 0.4%
Centene Corp., 4.25%, 12/15/27	2,351,000	2,339,841
CVS Health Corp., VRN, 7.00%, 3/10/55	2,290,000	2,378,490
		4,718,331
Insurance — 0.4%
GA Global Funding Trust, 5.20%, 12/9/31(2)	4,540,000	4,487,684
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(2)	3,735,000	3,543,287
Lamar Media Corp., 3.75%, 2/15/28	2,930,000	2,876,946
Nexstar Media, Inc., 6.50%, 9/15/33(2)	1,815,000	1,816,094
Sirius XM Radio LLC, 4.00%, 7/15/28(2)	2,930,000	2,854,782
		11,091,109
Oil, Gas and Consumable Fuels — 0.5%
Permian Resources Operating LLC, 6.25%, 2/1/33(2)	2,956,000	3,019,974
Sunoco LP, 7.00%, 5/1/29(2)	1,390,000	1,428,982
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(2)	1,180,000	1,207,893
		5,656,849
Passenger Airlines — 0.0%
American Airlines, Inc., 7.25%, 2/15/28(2)	401,000	406,224
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.375%, 8/1/33(2)	1,495,000	1,550,517
TOTAL CORPORATE BONDS (Cost $51,700,328)		51,402,888
ASSET-BACKED SECURITIES — 2.9%
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(2)	3,881,698	3,866,437
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(2)	6,811,532	6,745,751
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	7,000,000	4,284,700
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A1A, 5.04%, 9/25/55(2)	5,009,107	4,963,760
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(2)	6,227,280	6,161,132
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(2)	3,309,039	3,345,204
Tesla Auto Lease Trust, Series 2024-A, Class A3, SEQ, 5.30%, 6/21/27(2)	158,816	158,938
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(2)	3,588,964	3,635,035
TOTAL ASSET-BACKED SECURITIES (Cost $34,977,184)		33,160,957
CONVERTIBLE PREFERRED SECURITIES — 1.8%
Banks — 1.5%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	1,600,000	1,613,635
Banco Bilbao Vizcaya Argentaria SA, 9.375%	891,000	973,412

BNP Paribas SA, 8.50%(2)	2,150,000	2,268,186
Commerzbank AG, 7.50%	2,000,000	2,092,059
HSBC Holdings PLC, 6.50%	2,757,000	2,790,178
HSBC Holdings PLC, 6.875%	1,362,000	1,400,374
Lloyds Banking Group PLC, 8.00%	3,300,000	3,523,377
Societe Generale SA, 9.375%(2)	725,000	764,359
Societe Generale SA, 10.00%(2)	1,730,000	1,888,743
		17,314,323
Capital Markets — 0.3%
UBS Group AG, 9.25%(2)	2,835,000	3,052,719
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $20,342,352)		20,367,042
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57 (Cost $3,604,391)	3,477,000	3,584,713
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Mexico — 0.3%
Mexico Government International Bonds, 6.25%, 8/27/37 (Cost $3,470,729)	3,500,000	3,504,531
PREFERRED SECURITIES — 0.2%
Banks — 0.2%
Citigroup, Inc., 7.625% (Cost $2,216,431)	2,130,000	2,214,148
SHORT-TERM INVESTMENTS — 3.8%
Commercial Paper(3) — 3.8%
Aquitaine Funding Co. LLC, 3.77%, 7/1/26(2)	21,600,000	21,597,790
Fastnet Funding Co. LLC, 3.77%, 7/1/26(2)	21,600,000	21,597,790
		43,195,580
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	338,762	338,762
TOTAL SHORT-TERM INVESTMENTS (Cost $43,538,763)		43,534,342
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $1,178,270,489)		1,166,686,002
OTHER ASSETS AND LIABILITIES — (0.9)%		(10,657,955)
TOTAL NET ASSETS — 100.0%		$1,156,028,047

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	4,961,228	USD	6,650,706	Morgan Stanley & Co. LLC	9/16/26	$(69,920)
GBP	4,945,580	USD	6,557,683	Morgan Stanley & Co. LLC	9/16/26	2,347
USD	13,166,292	GBP	9,816,220	Citibank NA	9/16/26	145,635
NZD	14,805,775	USD	8,656,312	JPMorgan Chase Bank NA	9/16/26	(225,963)
NZD	12,974,733	USD	7,599,833	Morgan Stanley & Co. LLC	9/16/26	(212,072)
USD	16,114,696	NZD	27,554,167	Morgan Stanley & Co. LLC	9/16/26	425,464
						$65,491

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	241	September 2026	$49,678,008	$(53,765)
U.S. Treasury 5-Year Notes	526	September 2026	56,306,656	48,308
			$105,984,664	$(5,457)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.48%	2/9/28	$25,000,000	$469	$203,491	$203,960
CPURNSA	Receive	2.64%	8/2/28	$78,000,000	473	770,889	771,362
CPURNSA	Receive	2.39%	8/2/29	$11,300,000	352	155,137	155,489
CPURNSA	Receive	2.52%	11/4/29	$17,500,000	404	169,512	169,916
CPURNSA	Receive	2.52%	11/4/29	$17,500,000	406	169,510	169,916
CPURNSA	Receive	2.46%	12/10/29	$7,000,000	374	85,221	85,595
CPURNSA	Receive	2.44%	12/11/29	$10,000,000	387	131,514	131,901
CPURNSA	Receive	2.56%	2/4/30	$5,300,000	383	34,498	34,881
CPURNSA	Receive	2.61%	4/7/30	$12,000,000	432	10,303	10,735
CPURNSA	Receive	2.43%	4/8/30	$12,000,000	432	110,642	111,074
CPURNSA	Receive	2.66%	8/4/30	$30,500,000	562	27,999	28,561
CPURNSA	Receive	2.53%	11/4/30	$6,000,000	466	24,901	25,367
CPURNSA	Receive	2.53%	2/3/31	$14,000,000	538	72,626	73,164
CPURNSA	Receive	2.45%	2/10/31	$10,000,000	535	85,070	85,605
CPURNSA	Receive	2.38%	2/25/31	$15,000,000	578	172,816	173,394
CPURNSA	Receive	2.35%	2/26/31	$15,000,000	578	194,400	194,978
					$7,369	$2,418,529	$2,425,898

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
GBP	–	British Pound
NZD	–	New Zealand Dollar
SEQ	–	Sequential Payer
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,494,669.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $178,914,906, which represented 15.5% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$949,738,249	—
Collateralized Mortgage Obligations	—	59,179,132	—
Corporate Bonds	—	51,402,888	—
Asset-Backed Securities	—	33,160,957	—
Convertible Preferred Securities	—	20,367,042	—
Commercial Mortgage-Backed Securities	—	3,584,713	—
Sovereign Governments and Agencies	—	3,504,531	—
Preferred Securities	—	2,214,148	—
Short-Term Investments	$338,762	43,195,580	—
	$338,762	$1,166,347,240	—
Other Financial Instruments
Futures Contracts	$48,308	—	—
Swap Agreements	—	$2,425,898	—
Forward Foreign Currency Exchange Contracts	—	573,446	—
	$48,308	$2,999,344	—

Liabilities
Other Financial Instruments
Futures Contracts	$53,765	—	—
Forward Foreign Currency Exchange Contracts	—	$507,955	—
	$53,765	$507,955	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.